Share-Based Compensation - Summary of Key Assumptions Used to Determine Fair Value of Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of underlying ordinary shares	$ 2.61
2020 Share Incentive Plan | Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, minimum	45.60%	50.10%	50.10%
Expected volatility, maximum	50.20%	50.90%	50.80%
Risk-free interest rate, minimum	2.90%	2.70%	3.20%
Risk-free interest rate, maximum	3.10%	3.20%	3.30%
Expected dividend yield	0.00%	0.00%	0.00%
Life of options	10 years	10 years	10 years
2020 Share Incentive Plan | Share Options | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	$ 2.2	$ 2.2	$ 2.2
Fair value of underlying ordinary shares	1.12	1.52	1.32
2020 Share Incentive Plan | Share Options | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	2.8	2.8	2.8
Fair value of underlying ordinary shares	$ 5.32	$ 4.20	$ 1.52